Loans (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Total loans	$ 1,204,388	$ 1,138,404
Less allowance for credit losses	(10,126)	(9,995)
Net loans	1,194,262	1,128,409
Multifamily and Farmland
Total loans	73,361	69,671
Net loans	73,323	69,671
Construction and land development
Total loans	124,089	122,328
Net loans	124,089	122,328
Single-Family Residential
Total loans	403,992	384,509
Commercial
Total loans	525,099	471,444
Net loans	525,099	471,444
Total real estate loans
Total loans	1,126,541	1,047,952
Commercial Loans (Not Secured by Real Estate)
Total loans	63,035	63,837
Net loans	63,035	63,837
Farm Loans (Not Secured by Real Estate)
Total loans	318	401
Net loans	318	401
Consumer Loans (Not Secured by Real Estate)
Total loans	6,260	6,475
Net loans	6,260	6,475
All Other Loans (Not Secured by Real Estate)
Total loans	8,234	19,739
Net loans	$ 8,234	$ 19,739